Fair Value Measurements and Financial Instruments (Contingent Consideration Liabilities) (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Contingent Consideration Liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Contingent Consideration Liabilities	$ 151	$ 50	$ 195	$ 0
Nanostim [Member] | Contingent Consideration Liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Contingent Consideration Liabilities	$ 2	50	56	0
Nanostim [Member] | Revenue Based Milestones [Member] | Probability Weighted Discounted Cash Flow [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Discount Rate	5.00%
Probability of Payment	10.00%
Nanostim [Member] | Revenue Based Milestones [Member] | Contingent Consideration Liability [Member] | Probability Weighted Discounted Cash Flow [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Contingent Consideration Liabilities	$ 2
Thoratec [Member] | Contingent Consideration Liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Contingent Consideration Liabilities	$ 27	0	0	0
Thoratec [Member] | Regulatory and Revenue Based Milestone [Member] | Probability Weighted Discounted Cash Flow [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Discount Rate	5.50%
Thoratec [Member] | Regulatory and Revenue Based Milestone [Member] | Probability Weighted Discounted Cash Flow [Member] | Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Probability of Payment	0.00%
Thoratec [Member] | Regulatory and Revenue Based Milestone [Member] | Probability Weighted Discounted Cash Flow [Member] | Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Probability of Payment	90.00%
Thoratec [Member] | Regulatory and Revenue Based Milestone [Member] | Contingent Consideration Liability [Member] | Probability Weighted Discounted Cash Flow [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Contingent Consideration Liabilities	$ 27
Spinal Modulation [Member] | Contingent Consideration Liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Contingent Consideration Liabilities	$ 122	$ 0	$ 0	$ 0
Spinal Modulation [Member] | Regulatory Based Milestones [Member] | Probability Weighted Discounted Cash Flow [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Discount Rate	2.10%
Probability of Payment	95.00%
Spinal Modulation [Member] | Regulatory Based Milestones [Member] | Contingent Consideration Liability [Member] | Probability Weighted Discounted Cash Flow [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Contingent Consideration Liabilities	$ 118
Spinal Modulation [Member] | Revenue-Based Milestones and Earn-Outs [Member] | Monte Carlo Simulation [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Probability of Payment	25.00%
Spinal Modulation [Member] | Revenue-Based Milestones and Earn-Outs [Member] | Monte Carlo Simulation [Member] | Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Discount Rate	1.30%
Spinal Modulation [Member] | Revenue-Based Milestones and Earn-Outs [Member] | Monte Carlo Simulation [Member] | Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Discount Rate	17.00%
Spinal Modulation [Member] | Revenue-Based Milestones and Earn-Outs [Member] | Contingent Consideration Liability [Member] | Monte Carlo Simulation [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Contingent Consideration Liabilities	$ 4